UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2009 (Unaudited)
Cullen High Dividend Equity Fund

		Shares	Value
COMMON STOCKS - 85.36%
Beverages - 2.80%
Diageo PLC - ADR (a)		191,950	$8,589,763
Capital Markets - 1.78%
Morgan Stanley		240,000	5,464,800
Communications Equipment - 2.83%
Nokia Corp. - ADR (a)		746,300	8,709,321
Distributors - 3.03%
Genuine Parts Co.		311,350	9,296,911
Diversified Telecommunication Services - 6.99%
AT&T, Inc.		405,960	10,230,192
Verizon Communications, Inc.		372,650	11,254,030
			21,484,222
Electric Utilities - 6.40%
Cia Energetica de Minas Gerais - ADR (a)		634,524	9,378,265
FPL Group, Inc.		203,000	10,298,190
			19,676,455
Food Products - 9.65%
HJ Heinz Co.		291,040	9,621,782
Kraft Foods, Inc.		437,762	9,757,715
Unilever NV - ADR (a)		524,540	10,280,984
			29,660,481
Household Products - 3.24%
Kimberly-Clark Corp.		215,720	9,946,849
Industrial Conglomerates - 4.64%
3M Co.		206,800	10,282,096
General Electric Co.		391,850	3,961,604
			14,243,700
Insurance - 1.94%
Travelers Companies, Inc.		147,000	5,974,080
Oil & Gas - 7.25%
Chevron Corp.		181,860	12,228,266
PetroChina Co., Ltd. - ADR (a)		126,150	10,054,155
			22,282,421
Petroleum Refining - 3.10%
BP PLC - ADR (a)		237,670	9,530,567
Pharmaceuticals - 15.65%
AstraZeneca PLC - ADR (a)		221,800	7,862,810
Bristol-Myers Squibb Co.		566,280	12,412,858
Eli Lilly & Co.		294,740	9,847,263
GlaxoSmithKline PLC - ADR (a)		232,050	7,209,793
Johnson & Johnson		204,910	10,778,266
			48,110,990
Real Estate - 5.94%
HCP, Inc.		449,840	8,029,644
Health Care REIT, Inc.		334,780	10,240,920
			18,270,564

Tobacco - 6.70%
Altria Group, Inc.		658,030	10,541,641
Philip Morris International, Inc.		282,450	10,049,571
			20,591,212
Wireless Telecommunication Services - 3.42%
Vodafone Group PLC - ADR (a)		602,960	10,503,563
TOTAL COMMON STOCKS (Cost $334,113,885)			$262,335,899
PREFERRED STOCKS - 0.85%
Ford Motor Co. Capital Trust II		323,800	2,600,114
TOTAL PREFERRED STOCKS (Cost $12,115,181)			$2,600,114
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 6.40%
Commercial Paper - 1.98%
Prudential Fund, 4/1/2009		$6,085,000	$6,085,000
Total Commercial Paper (Cost $6,085,000)			6,085,000
Variable Rate Demand Notes# - 4.42%
American Family Financial Services, 0.1001%		13,586,276	13,586,276
Total Variable Rate Demand Notes (Cost $13,586,276)			13,586,276
TOTAL SHORT TERM INVESTMENTS (Cost $19,671,276)			$19,671,276
Total Investments (Cost $365,900,342) - 92.61%			$284,607,289
Other Assets in Excess of Liabilities - 7.39%			22,706,590
TOTAL NET ASSETS - 100.00%			$307,313,879

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	$ 365,947,113
Gross unrealized appreciation	1,113,548
Gross unrealized depreciation	(82,453,372)
Net unrealized depreciation	$ (81,339,824)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments, which are summarized as follows:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description		Investments in Securities
Level 1 - Quoted prices in active markets for identical securities		$ 264,936,013
Level 2 - Other significant observable inputs		19,671,276
Level 3 - Significant unobservable inputs		—
Total		$ 284,607,289

Schedule of Investments
March 31, 2009 (Unaudited)
Cullen International High Dividend Fund

		Shares	Value
COMMON STOCKS - 91.07%
Australia - 1.09%
Australia & New Zealand Banking Group Ltd.		46,750	$511,997
Brazil - 5.71%
Cia Energetica de Minas Gerais - ADR		79,650	1,177,227
Cia Siderurgica Nacional SA - ADR		100,600	1,492,904
			2,670,131
Canada - 3.75%
Calloway Real Estate Investment Trust		9,300	73,689
Enerplus Resources Fund		22,100	361,777
Primaris Real Estate Investment Trust		16,450	118,469
RioCan Real Estate Investment Trust		25,700	255,818
Vermilion Energy Trust		44,150	941,969
			1,751,722
China - 2.27%
Hopewell Highway		23,400	13,194
PetroChina Co., Ltd. - ADR		13,150	1,048,055
			1,061,249
Finland - 1.64%
Nokia Corp. - ADR		65,850	768,470
France - 5.86%
BNP Paribas SA		17,100	707,019
France Telecom - ADR		59,200	1,341,472
Total SA - ADR		14,050	689,293
			2,737,784
Germany - 8.40%
Deutsche Lufthansa AG		86,100	934,589
Muenchener Rueckversicherungs AG		10,650	1,298,936
RWE AG		24,150	1,694,449
			3,927,974
Greece - 0.47%
Tsakos Energy Navigation Ltd.		15,500	218,395
Hong Kong - 2.93%
Hopewell Holdings		234,000	614,391
HSBC Holdings PLC		137,000	753,884
			1,368,275
Italy - 3.15%
Enel SpA		20,850	100,071
ENI SpA - ADR		35,850	1,373,772
			1,473,843
Japan - 4.14%
Honda Motor Co. Ltd.		6,000	140,324
Nintendo Co. Ltd.		6,250	1,796,358
			1,936,682
Malaysia - 0.96%
Berjaya Sports Toto Berhad		173,900	218,478
British American Tobacco Malaysia Berhad		18,500	230,901
			449,379
Netherlands - 3.03%
Corio NV		4,000	165,491
Eurocommercial Properties NV		3,700	100,529
Unilever NV - ADR		58,750	1,151,500
			1,417,520
Singapore - 7.30%
Raffles Medical Group Ltd.		1,439,900	724,234
Singapore Technologies Engineering Ltd.		505,000	816,792
Singapore Telecommunications Ltd.		630,000	1,047,963
United Overseas Bank Ltd.		128,500	821,210
			3,410,199
South Africa - 0.45%
African Bank Investments Ltd.		11,500	30,594
Pretoria Portland Cement Co. Ltd.		54,522	180,675
			211,269
South Korea - 2.95%
KT&G Corp.		25,045	1,377,860
Sweden - 1.53%
Sandvik AB		98,000	561,574
Volvo AB-B Shares		28,650	152,323
			713,897
Switzerland - 9.87%
ABB Ltd - ADR		100,450	1,400,273
Nestle SA		29,100	983,720
Nestle SA - ADR		29,400	994,955
Novartis AG - ADR		32,650	1,235,149
			4,614,097
Taiwan - 6.72%
Acer, Inc.		251,506	378,238
Chunghwa Telecom Co. Ltd. - ADR		63,485	1,157,332
Chunghwa Telecom Co. Ltd.		195,895	357,569
Siliconware Precision Industries Co. Ltd. - ADR		33,101	191,986
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR		117,950	1,055,653
			3,140,778
United Kingdom - 18.85%
AstraZeneca PLC - ADR		44,650	1,582,842
BP PLC - ADR		39,800	1,595,980
British American Tobacco PLC - ADR		28,500	1,311,000
Diageo PLC - ADR		25,300	1,132,175
GlaxoSmithKline PLC - ADR		31,250	970,937
HSBC Holdings PLC - ADR		23,008	649,286
Vodafone Group PLC - ADR		90,100	1,569,542
			8,811,762
TOTAL COMMON STOCKS (Cost $48,117,177)			42,573,283
PREFERRED STOCKS - 2.44%
Brazil - 2.44%
Itau Unibanco Banco Multiplo SA - ADR		104,939	1,141,740
TOTAL PREFERRED STOCKS (Cost $1,113,398)			1,141,740
RIGHTS - 0.23%
United Kingdom - 0.23%
HSBC Holdings PLC		57,083	106,793
TOTAL RIGHTS (Cost $128,322)			106,793
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 3.75%
Dreyfus Cash Management Fund		1,754,157	1,754,157
TOTAL SHORT TERM INVESTMENTS (Cost $1,754,157)			1,754,157
Total Investments (Cost $51,113,054) - 97.49%			45,575,973
Other Assets in Excess of Liabilities - 2.51%			1,174,437
TOTAL NET ASSETS - 100.00%			$46,750,410

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	$ 54,017,878
Gross unrealized appreciation	1,480,856
Gross unrealized depreciation	(9,922,761)
Net unrealized appreciation	$ (8,441,905)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments, which are summarized as follows:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description		Investments in Securities
Level 1 - Quoted prices in active markets for identical securities		$ 45,575,973
Level 2 - Other significant observable inputs		—
Level 3 - Significant unobservable inputs		—
Total		$ 45,575,973

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cullen Funds Trust

By (Signature and Title)                      /s/ James P. Cullen
James P. Cullen, President

Date       5/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ James P. Cullen
James P. Cullen, President

Date       5/20/09

By (Signature and Title)*                   /s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia, Treasurer

Date      5/20/09